Condensed Consolidated Statements of Operations (Parenthetical)			12 Months Ended
	Oct. 16, 2024	Oct. 05, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Reverse stock split	1-for-15 reverse stock split	the Company announced that the Board of Directors approved a reverse stock split of its common stock at a ratio of 1-to-15. The Reverse Stock Split was completed on October 16, 2024 and resulted in 32,019,354 issued and outstanding shares of common stock being reduced to 2,134,625 shares of common stock.	1 for 15 reverse stock split	1 for 15 reverse stock split